UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21327

Dreyfus Premier Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	02/28/2006

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Balanced Opportunity Fund
February 28, 2006 (Unaudited)

Common Stocks--69.7%	Shares	Values ($)

Consumer Discretionary--13.9%
Cabela's, Cl. A	775,000 a,b	14,655,250
Career Education	620,000 b	20,360,800
Corinthian Colleges	2,150,000 a,b	27,864,000
Interpublic Group of Cos.	700,000 a,b	7,252,000
Kohl's	265,000 a,b	12,749,150
Liberty Media, Cl. A	550,000 b	4,532,000
Time Warner	600,000	10,386,000
Viacom, Cl. B	200,000 b	7,992,000
Wal-Mart Stores	370,000	16,783,200
		122,574,400
Consumer Staples--3.3%
Coca-Cola	300,000	12,591,000
Nestle, ADR	220,000	16,174,621
		28,765,621
Energy--4.2%
Chevron	335,000	18,920,800
Exxon Mobil	305,000	18,107,850
		37,028,650
Financial--15.0%
American International Group	315,000 a	20,903,400
Bank of America	380,000	17,423,000
Berkshire Hathaway, Cl. A	150 b	13,020,000
Citigroup	335,000	15,533,950
Doral Financial	900,000	10,044,000
Fannie Mae	440,000	24,059,200
JPMorgan Chase & Co.	395,000	16,250,300
Marsh & McLennan Cos.	525,000	16,227,750
		133,461,600
Health Care--14.0%
Cardinal Health	370,000	26,862,000
Johnson & Johnson	180,000	10,377,000
McKesson	165,000	8,931,450
Merck & Co.	430,000	14,989,800
Pfizer	1,050,000	27,499,500
Wright Medical Group	625,000 b	12,081,250
Wyeth	240,000	11,952,000
Zimmer Holdings	156,000 b	10,792,080
		123,485,080
Industrial--6.4%
Apollo Group, Cl. A	310,700 b	15,342,366
Cendant	800,000 a	13,296,000
General Electric	560,000	18,407,200
Tyco International	361,600	9,325,664
		56,371,230
Information Technology--12.9%
BISYS Group	1,000,000 b	14,110,000
Dell	220,000 b	6,380,000
Electronic Data Systems	1,000,000	26,700,000
First Data	320,000	14,441,600
Fiserv	377,000 b	15,645,500
Microsoft	1,100,000	29,590,000
Unisys	1,100,000 b	7,348,000
		114,215,100
Total Common Stocks
(cost $565,593,884)		615,901,681

Preferred Stocks--2.3%			Shares	Values ($)

Consumer Discretionary--.5%
General Motors Corp.,
Cum., $1.84			300,000	4,632,000
Financial--1.2%
Citigroup Capital VII,
Cum., $1.78			300,000	7,621,890
General Motors Acceptance Corp.,
Cum., $1.83			112,800	2,321,424
				9,943,314
Telecommunication Services--.6%
Verizon South,
Ser. F, Cum. $1.75			220,000	5,616,886
Total Preferred Stocks
(cost $22,712,562)				20,192,200
	Coupon	Maturity	Principal
Bonds and Notes--27.3%	Rate (%)	Date	Amount ($)	Values ($)

Consumer Discretionary--3.3%
Ford Motor,
Notes	7.25	10/1/08	500,000	438,750
Ford Motor,
Notes	8.88	4/1/06	1,015,000	1,017,538
General Motors,
Notes	7.10	3/15/06	1,650,000 a	1,650,000
Johnson Controls,
Sr. Notes	5.25	1/15/11	2,000,000	1,987,606
Johnson Controls,
Notes	6.30	2/1/08	2,000,000	2,033,146
Liberty Media,
Notes	3.50	9/25/06	7,000,000	6,948,641
Tribune,
Unscd. Notes	4.88	8/15/10	5,000,000 a	4,838,760
Wal-Mart Stores,
Sr. Notes	6.88	8/10/09	10,000,000	10,580,510
				29,494,951
Consumer Staples--1.8%
HJ Heinz,
Notes	6.00	3/15/08	5,000,000 a	5,050,700
Kraft Foods,
Notes	4.63	11/1/06	10,450,000	10,416,288
				15,466,988
Financial--9.9%
Bank of America,
Sr. Notes	4.38	12/1/10	665,000 a	643,807
Bank of America,
Sub. Notes	7.13	3/1/09	3,200,000	3,370,979
Bear Stearns Cos.,
Sr. Unsub. Notes, Ser. INC1	3.50	2/15/09	1,182,000	1,115,593
Caterpillar Financial Services,
Notes, Ser. F	3.70	8/15/08	5,000,000	4,836,500
Citicorp,
Sub. Notes, Ser. F	6.38	11/15/08	5,000,000	5,163,450
Ford Motor Credit,
Notes	4.68	3/13/07	55,000 c	51,320
Ford Motor Credit,
Notes	5.35	9/28/07	160,000 c	151,990
General Electric Capital,
Notes, Ser. A	6.13	2/22/11	10,000,000 a	10,408,560
General Electric Capital,

Debs.	8.75	5/21/07	1,540,000	1,605,438
General Motors Acceptance,
Notes	6.13	9/15/06	5,000,000 a	4,940,210
General Motors Acceptance,
Notes	6.13	2/1/07	74,000 a	72,352
General Motors Acceptance,
Bonds	6.15	4/5/07	2,000,000	1,937,972
General Motors Acceptance,
Notes	6.75	12/1/14	203,000 a	179,622
General Motors Acceptance,
Notes, Ser. SMN	7.20	12/15/06	2,000,000	1,934,702
Goldman Sachs Group,
Notes,	7.35	10/1/09	10,000,000	10,695,030
HSBC Finance,
Sr. Unscd. Notes, Ser. NOTz	4.45	9/15/08	2,500,000	2,463,035
International Lease Finance,
Notes, Ser. MTNO	4.55	10/15/09	4,000,000	3,911,356
International Lease Finance,
Unscd. Unsub. Notes	4.75	7/1/09	10,015,000	9,838,766
Loews,
Notes	6.75	12/15/06	2,000,000	2,016,386
Marsh & McLennan Cos.,
Sr. Notes	7.13	6/15/09	5,000,000	5,235,920
Marsh and McLennan Cos.,
Sr. Notes	5.38	3/15/07	10,000,000	9,990,030
Prudential Financial,
Sr. Notes, Ser. NOT1	4.00	1/15/09	4,000,000	3,894,744
Wachovia,
Sub. Notes	6.40	4/1/08	2,000,000	2,053,418
Wells Fargo Bank NA,
Unscd. Sub. Notes	7.55	6/21/10	1,000,000	1,094,413
				87,605,593
Health Care--.9%
Pharmacia,
Notes	5.88	12/1/08	7,500,000	7,656,232
Industrial--1.8%
Cardinal Health,
Notes	6.25	7/15/08	4,000,000	4,069,388
Cardinal Health,
Notes	6.75	2/15/11	10,925,000	11,545,649
US Airways,
Enhanced Equip. Notes, Ser. C	8.93	10/15/09	114,798 d,e	11
				15,615,048
Information Technology--.6%
First Data,
Notes	3.90	10/1/09	5,000,000	4,776,865
Oracle,
Sr. Notes	6.91	2/15/07	945,000	959,212
				5,736,077
Materials--.2%
Chevron Phillips Chemical,
Notes	5.38	6/15/07	1,500,000	1,496,925
Telecommunication Services--2.6%
AT & T,
Notes	5.75	5/2/06	5,000,000	5,005,235
GTE North,
Debs., Ser. D	6.90	11/1/08	7,000,000	7,197,547
GTE Northwest,
Unscd. Debs., Ser. C	6.30	6/1/10	1,055,000	1,067,527
New Cingular Wireless Services,
Sr. Notes	7.88	3/1/11	8,000,000	8,880,288

	Pacific Bell,
	Notes	6.13	2/15/08	1,000,000 a	1,011,574
					23,162,171
	U.S. Government Agencies--4.5%
	Federal Home Loan Bank System,
	Bonds	3.25	8/11/06	10,000,000	9,929,790
	Federal Home Loan Bank System,
	Bonds	4.50	7/12/10	10,300,000	10,159,683
	Federal Home Loan Mortgage Corp.,
	Notes	3.75	4/15/07	6,000,000	5,923,524
	Federal Home Loan Mortgage Corp.,
	Notes	4.75	12/8/10	5,000,000	4,960,750
	Federal National Mortgage
	Association, Notes, Ser. 1	5.00	7/27/15	8,675,000	8,557,246
					39,530,993
U.S. Government Agencies/Mortgage-Backed--.0%
	Federal Home Loan Mortgage Corp.
	5.50%			29,744 [f]	29,540
	Federal National Mortgage Association
	5.50%			121,505 [f]	120,580
	6.00%			133,380 [f]	134,796
	8.00%			1,982 [f]	2,118
					287,034
	U.S. Government Securities--1.4%
	U.S. Treasury Notes,	4.25	10/15/10	13,000,000 a	12,802,400
	Utilities--.3%
	Wisconsin Energy,
	Sr. Notes	5.88	4/1/06	886,000	886,453
	Wisconsin Power & Light,
	Notes	7.00	6/15/07	1,500,000	1,529,409
					2,415,862
	Total Bonds and Notes
	(cost $244,550,300)				241,270,274
	Investment of Cash Collateral for
	Securities Loaned--6.4%			Shares	Values ($)

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $56,346,979)			56,346,979 [g]	56,346,979

	Total Investments (cost $889,203,725)			105.7%	933,711,134
	Liabilities, Less Cash and Receivables			(5.7%)	(49,995,147)
	Net Assets			100.0%	883,715,987

	ADR - American Depository Receipts

a		All or a portion of these securities are on loan. At February 28, 2006, the total market value of the fund's securities on
		loan is $53,949,570 and the total market value of the collateral held by the fund is $56,346,979.
b	Non-income producing security
c		Variable rate security--interest rate subject to periodic change.
d		Non-income producing--security in default.
e		The value of this security has been determined in good faith under the direction of the Board of Directors.
f		Purchased on a forward commitment basis.
g		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Blue Chip Fund
February 28, 2006 (Unaudited)

Common Stocks--99.1%	Shares		Values ($)

CONSUMER DISCRETIONARY--21.8%
Cabela's, Cl. A	40,000	a	756,400
Corinthian Colleges	110,000	a	1,425,600
Interpublic Group of Cos.	97,000	a	1,004,920
Kohl's	13,500	a	649,485
Liberty Media, Cl. A	69,000	a	568,560
Time Warner	32,000		553,920
Viacom, Cl. B	12,500	a	499,500
Wal-Mart Stores	16,200		734,832
			6,193,217
CONSUMER STAPLES--5.9%
Coca-Cola	26,500		1,112,205
Nestle, ADR	7,500		551,408
			1,663,613
ENERGY--2.0%
Chevron	5,300		299,344
Exxon Mobil	4,600		273,102
			572,446
FINANCIAL--22.4%
American International Group	19,800		1,313,928
Bank of America	11,000		504,350
Berkshire Hathaway, Cl. B	300	a	866,400
Citigroup	5,800		268,946
Doral Financial	49,500		552,420
Fannie Mae	18,200		995,176
Freddie Mac	4,000		269,560
JPMorgan Chase & Co.	9,300		382,602
Marsh & McLennan Cos.	40,000		1,236,400
			6,389,782
HEALTH CARE--20.1%
Bristol-Myers Squibb	21,800		503,580
Cardinal Health	16,500		1,197,900
Johnson & Johnson	8,000		461,200
McKesson	6,500		351,845
Merck & Co.	24,500		854,070
Pfizer	44,500		1,165,455
Wright Medical Group	35,700	a	690,081
Wyeth	9,500		473,100
			5,697,231
INDUSTRIAL--4.9%
Cendant	37,500		623,250
General Electric	10,000		328,700
Tyco International	17,000		438,430
			1,390,380
INFORMATION TECHNOLOGY--17.1%
BISYS Group	64,000	a	903,040
Electronic Data Systems	47,000		1,254,900
First Data	12,000		541,560
Lexmark International, Cl. A	10,000	a	470,900
Microsoft	51,500		1,385,350
Unisys	44,500	a	297,260
			4,853,010

	SERVICES--4.9%
	Career Education	42,500 a	1,395,700
	Total Common Stocks
	(cost $26,052,725)		28,155,379

	Other Investment--.7%	Shares	Values ($)

	REGISTERED INVESTMENT COMPANY;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $188,000)	188,000 b	188,000

	Total Investments (cost $26,240,725)	99.8%	28,343,379
	Cash and Receivables (Net)	.2%	55,234
	Net Assets	100.0%	28,398,613

	ADR - American Depository Receipts

a	Non-income producing security.
b		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Select Fund
February 28, 2006 (Unaudited)

Common Stocks--99.3%	Shares		Values ($)

CONSUMER DISCRETIONARY--12.4%
Cabela's, Cl. A	65,000	a	1,229,150
Interpublic Group of Cos.	137,000	a	1,419,320
Liberty Media, Cl. A	87,000	a	716,880
Time Warner	30,000		519,300
			3,884,650
CONSUMER STAPLES--4.3%
Coca-Cola	32,000		1,343,040
FINANCIAL--24.5%
American International Group	20,000		1,327,200
Berkshire Hathaway, Cl. A	16	a	1,388,800
Doral Financial	112,000		1,249,920
Fannie Mae	42,000		2,296,560
Marsh & McLennan Cos.	47,000		1,452,770
			7,715,250
HEALTH CARE--19.8%
Bristol-Myers Squibb	24,000		554,400
Cardinal Health	12,500		907,500
Johnson & Johnson	15,000		864,750
Merck & Co.	28,000		976,080
Pfizer	65,000		1,702,350
Wright Medical Group	63,000	a	1,217,790
			6,222,870
INDUSTRIAL--22.4%
Career Education	87,000	a	2,857,080
Cendant	40,000		664,800
Corinthian Colleges	270,000	a	3,499,200
			7,021,080
INFORMATION TECHNOLOGY--15.9%
BISYS Group	73,000	a	1,030,030
Electronic Data Systems	55,000		1,468,500
First Data	12,000		541,560
Lexmark International, Cl. A	23,000	a	1,083,070
Microsoft	32,000		860,800
			4,983,960
Total Common Stocks
(cost $28,280,545)			31,170,850

Other Investment--.4%	Shares		Values ($)

REGISTERED INVESTMENT COMPANY;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $113,000)	113,000	b	113,000

Total Investments (cost $28,393,545)	99.7%		31,283,850
Cash and Receivables (Net)	.3%		102,886
Net Assets	100.0%		31,386,736

a Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Manager Funds II

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 21, 2006

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)